Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 149,613		$ 145,837
Less: accumulated depreciation	(106,334)		(97,867)
Property and equipment, net	43,279	$ 1,320	47,970
Machinery Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	115,075		113,599
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	22,008		22,044
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 12,530		$ 10,194